Annual Total Returns (Bar Chart) (Invesco Small Cap Growth Fund, Class Institutional, Invesco Small Cap Growth Fund)	12 Months Ended
May 02, 2011
Invesco Small Cap Growth Fund | Class Institutional, Invesco Small Cap Growth Fund
Annual Total Returns
'03	39.83%
'04	7.41%
'05	8.93%
'06	14.76%
'07	11.85%
'08	(38.53%)
'09	35.16%
'10	26.82%